Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2015
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2015
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,837			1,837	1,837
Time deposits	2,821			2,821	2,717	104
Other short-term investments	231			231		231
Debt securities available-for-sale:
—U.S. government obligations	120	2	(1)	121	—	121
—Other government obligations	2	—	—	2	—	2
—Corporate	519	1	(1)	519	11	508
Equity securities available-for-sale	658	9	—	667	—	667

Total	6,188	12	(2)	6,198	4,565	1,633

	December 31, 2014
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,218			2,218	2,218
Time deposits	3,340			3,340	3,140	200
Other short-term investments	225			225		225
Debt securities available-for-sale:
—U.S. government obligations	135	2	(1)	136	—	136
—Other government obligations	2	—	—	2	—	2
—Corporate	734	4	(1)	737	85	652
Equity securities available-for-sale	98	12	—	110	—	110

Total	6,752	18	(2)	6,768	5,443	1,325

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2015
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	430	430	—	—
One to five years	160	161	99	110
Six to ten years	51	51	—	—

Total	641	642	99	110